Defined benefit plans	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Defined benefit plans
39 Defined benefit plans

	2020	2019
Retirement benefit plans	4,318	4,076
Other post-employment benefit plans	275	283
Total defined benefit plans	4,593	4,359

Retirement benefit plans in surplus	43	1
Total defined benefit assets	43	1

Retirement benefit plans in deficit	4,361	4,077
Other post-employment benefit plans in deficit	275	283
Total defined benefit liabilities	4,636	4,360

	2020			2019
Movements during the year in defined benefit plans	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
At January 1	4,076	283	4,359	3,714	275	3,989
Defined benefit expenses	104	18	122	227	17	244
Remeasurements of defined benefit plans	350	10	360	607	5	612
Contributions paid	(54)	-	(54)	(298)	-	(298)
Benefits paid	(103)	(16)	(119)	(100)	(18)	(118)
Net exchange differences	(61)	(19)	(80)	14	4	18
Other	5	-	5	(89)	-	(88)
At December 31	4,318	275	4,593	4,076	283	4,359
The amounts recognized in the statement of financial position are determined as follows:

	2020			2019
	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
Present value of wholly or partly funded obligations	4,858	-	4,858	4,807	-	4,807
Fair value of plan assets	(4,466)	-	(4,466)	(4,420)	-	(4,420)
	392	-	392	386	-	386
Present value of wholly unfunded obligations 1)	3,926	275	4,201	3,690	283	3,973
At December 31	4,318	275	4,593	4,076	283	4,359

1
As all pension obligations are insured at subsidiary Aegon Levensverzekering almost all assets held by Aegon Nederland backing retirement benefits of EUR 2,845 millions (2019: EUR 2,736 million) do not meet the definition of plan assets and as such were not deducted in calculating this amount. Instead, these assets are recognized as general account assets. Consequently, the return on these assets does not form part of the calculation of defined benefit expenses.

The fair value of Aegon’s own transferable financial instruments included in plan assets and the fair value of other assets used by Aegon included in plan assets was nil in both 2020 and 2019.

	2020			2019
Defined benefit expenses	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
Current year service cost	52	11	63	148	8	157
Net interest on the net defined benefit liability (asset)	52	7	59	80	9	89
Past service cost	1	-	1	(1)	-	(1)
Total defined benefit expenses	104	18	122	227	17	244

		2018
	Retirement benefit plans	Other post- employment benefit plans	Total
Current year service cost	121	10	131
Net interest on the net defined benefit liability (asset)	87	8	96
Past service cost	(16)	(5)	(21)
Total defined benefit expenses	192	13	206
Defined benefit expenses are included in ‘Commissions and expenses’ in the income statement.

Movements during the year of the present value of the defined benefit obligations	2020	2019
At January 1	8,779	7,514
Current year service cost	63	157
Interest expense	175	221
Remeasurements of the defined benefit obligations:
- Actuarial gains and losses arising from changes in demographic assumptions	(51)	40
- Actuarial gains and losses arising from changes in financial assumptions	859	1,126
Past service cost	1	(1)
Contributions by plan participants	-	8
Benefits paid	(362)	(353)
Net exchange differences	(409)	144
Other	5	(76)
At December 31	9,059	8,779

Movements during the year in plan assets for retirement benefit plans	2020	2019
At January 1	4,420	3,525
Interest income (based on discount rate)	116	133
Remeasurements of the net defined liability (asset)	448	566
Contributions by employer	54	306
Benefits paid	(243)	(235)
Net exchange differences	(329)	126
At December 31	4,466	4,420

	2020					2019
Breakdown of plan assets for retirement benefit plans	Quoted	Unquoted	Total	in % of total plan assets	Quoted	Unquoted	Total	in % of total plan assets
Equity instruments	154	-	154	3%	160	3	164	4%
Debt instrument	450	717	1,167	26%	465	361	826	19%
Real estate	-	110	110	2%	-	119	119	3%
Derivatives	-	16	16	0%	-	57	57	1%
Investment funds	2	2,449	2,451	55%	3	2,484	2,487	56%
Other	3	563	567	13%	15	752	767	17%
At December 31	610	3,856	4,466	100%	644	3,776	4,420	100%
Defined benefit plans are mainly operated by Aegon USA, Aegon the Netherlands and Aegon UK. The following sections contain a general description of the plans in each of these subsidiaries and a summary of the principal actuarial assumptions applied in determining the value of defined benefit plans.

Aegon USA
Aegon USA has defined benefit plans covering substantially all its employees that are qualified under the Internal Revenue Service Code, including all requirements for minimum funding levels. The defined benefit plans are governed by the Board of Directors of Transamerica Corporation. The Board of Directors has the full power and discretion to administer the plan and to apply all of its provisions, including such responsibilities as, but not limited to, developing the investment policy and managing assets for the plan, maintaining required funding levels for the plan, deciding questions related to eligibility and benefit amounts, resolving disputes that may arise from plan participants and for complying with the plan provisions, and legal requirements related to the plan and its operation. The benefits are based on years of service and the employee’s eligible annual compensation. The plans provide benefits based on a traditional final average formula or a cash balance formula (which defines the accrued benefit in terms of a stated account balance), depending on the age and service of the plan participant. The defined benefit plans have a deficit of EUR 436 million at December 31, 2020 (2019: EUR 388 million deficit).
Investment strategies are established based on asset and liability studies by actuaries which are updated as they consider appropriate. These studies, along with the investment policy, assist to develop the appropriate investment criteria for the plan, including asset allocation mix, return objectives, investment risk and time horizon, benchmarks and performance standards, and restrictions and prohibitions. The overall goal is to maximize total investment returns to provide sufficient funding for the present and anticipated future benefit obligations within the constraints of a prudent level of portfolio risk and diversification. Aegon believes that the asset allocation is an important factor in determining the long-term performance of the plan. The plan uses multiple asset classes as well as sub-classes
to meet the asset allocation and other requirements of the investment policy, which minimizes investment risk. From time to time the actual asset allocation may deviate from the desired asset allocation ranges due to different market performance among the various asset categories. If it is determined that rebalancing is required, future additions and withdrawals will be used to bring the allocation to the desired level.
Aegon USA maintains minimum required funding levels as set forth by the Internal Revenue Code. If contributions are required, the funding would be provided from the Company’s general account assets. Pension plan contributions were not required for Aegon USA in 2020 or 2019. However, with the Aegon N.V. Management Board approval of a proposal from Transamerica Corporation, Transamerica Corporation made a pension plan contribution of EUR 223 million in September 2019 that was over and above the minimum required funding levels as set forth by the Internal Revenue Code. In 2020, Transamerica Corporation did not make a pension plan contribution.
Aegon USA also sponsors supplemental retirement plans to provide senior management with benefits in excess of normal retirement benefits. The plans are unfunded and are not qualified under the Internal Revenue Code. The supplemental retirement plans are governed by either Transamerica Corporation, or the Compensation Committee of the Board of Directors of Transamerica Corporation. Transamerica Corporation, or the Compensation Committee of the Board of Directors has the full power and discretion to apply all of the plan’s provisions, including such responsibilities as, but not limited to, interpret the plan provisions, to make factual determinations under the plan, to determine plan benefits, and to comply with any statutory reporting and disclosure requirements. The benefits are based on years of service and the employee’s eligible annual compensation. The plans provide benefits based on a traditional final average formula or a cash balance formula (which defines the accrued benefit in terms of a stated account balance), depending on the age and service of the plan participant. The company funds the benefit payments of the supplemental retirement plans from its general account assets. The unfunded amount related to these plans, for which a liability has been recorded, was EUR 249 million (2019: EUR 272 million unfunded).
Aegon USA provides health care benefits to retired employees through continuation of coverage primarily in self funded plans, and partly in fully insured plans, which are classified as unfunded per IAS 19 financial guidance. The postretirement health care benefits under the Plans are administered by Transamerica Corporation, which has delegated the claims administration to third-party administrators. Aegon USA maintains two plans which provide continuation of coverage for retiree medical benefits. For each plan, Aegon USA has the fiduciary responsibility to administer the plan in accordance with its terms, and decides questions related to eligibility and determines plan provisions and benefit amounts.
Under the Employee Retirement Income Security Act (ERISA), Aegon USA has the fiduciary responsibility to monitor the quality of services provided by the third-party claims administrator and to replace the third-party administrator if needed. In addition, Aegon USA has the fiduciary obligation to interpret the provisions of the plans, and to comply with any statutory reporting and disclosure requirements. Finally, Aegon USA reviews the terms of the plans and makes changes to the plans if and when appropriate. Aegon USA funds the benefit payments or premium payments of the post-retirement health care plans from its general account assets. The post-retirement health benefit liability amounted to EUR 214 million (2019: EUR 217 million).
The weighted average duration of the defined benefit obligation is 12.9 years (2019: 12.6 years).

The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2020	2019
Demographic actuarial assumptions
Mortality	US mortality table 1)	US mortality table 1)

Financial actuarial assumptions
Discount rate 2)	2.47%/2.18%	3.23%/3.02%
Salary increase rate	4.00%	4.00%
Health care trend rate	6.30%	6.60%

1
2020 assumption
-PRI-2012
Employee, Healthy Annuitant and Contingent Survivor Tables (90% white collar/10% blue collar) projected with Scale
MP-2020.
Comparative figures are as included in the Integrated Annual Report 2019.

2	Aegon USA has separate discount rates beginning with 2018 – 2.47% for all pension plans and 2.18% for post retirement welfare 2019 and 2020.
The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation
	2020	2019

Demographic actuarial assumptions
10% increase in mortality rates	(86)	(83)
10% decrease in mortality rates	95	92

Financial actuarial assumptions
100 basis points increase in discount rate	(422)	(417)
100 basis points decrease in discount rate	521	514
100 basis points increase in salary increase rate	29	29
100 basis points decrease in salary increase rate	(25)	(27)
100 basis points increase in health care trend rate	13	12
100 basis points decrease in health care trend rate	(12)	(11)
The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the statement of financial position.

Target allocation of plan assets for retirement benefit plans for the next annual period is:
Equity instruments	19-28%
Debt instruments	47-58%
Other	20-28%
Aegon the Netherlands
Aegon the Netherlands has a number of defined benefit plans and defined contribution plans. The defined benefit plans are subject to Dutch Pension regulations and governed by the Board of Directors of Aegon the Netherlands. The Board of Directors has the full power and discretion to administer the plan including developing investment policy and managing assets for the plans (although these assets do not qualify as ‘plan assets’ as defined by IFRS), deciding questions related to eligibility and benefit amounts, and any disputes that may arise from plan participants and for complying with the plan provisions, and legal requirements related to the plan and its operation. Aegon the Netherlands runs, in principle, full actuarial and investment risk regarding the defined benefit plans. This includes the risks of low interest rates, low returns and increased longevity. A part of this risk can be attributed to plan participants by lowering indexation or by increasing employee contributions.

Furthermore, the specific statutory requirements governing the administration of group pension schemes have been laid down in the Pension Act (Pensioenwet / Pw). Insurers are subject to prudential supervision pursuant to the Financial Supervision Act (Wet op het financieel toezicht / Wft).
Investment strategies are established based on asset and liability studies. The overall goal is to maximize total investment returns to provide sufficient funding for the present and anticipated future benefit obligations within the constraints of a prudent level of portfolio risk. These studies use for example return objectives and various investment instruments. Investment restrictions are updated regularly and they result in asset allocation mix and hedges.
As at December 31, 2019, Aegon the Netherlands amended the defined benefit pension plan for their own employees. As of January 1, 2020, the defined benefit pension plan is closed for new members and there will be no further accrual of benefits to existing members. Entitlements before January 1, 2020, will remain unchanged and the indexation for those accruals will remain in force.
The contributions to the retirement benefit plan of Aegon the Netherlands are paid by both the employees and the employer, with the employer contribution being variable
1
. The benefits covered are retirement benefits, disability, death and survivor pension. The defined benefit plans were unfunded by EUR 3,658 million at December 31, 2020. (2019: EUR 3,413 million). The defined benefit plans are largely backed by investment, although these assets do not qualify as ‘plan assets’ as defined by IFRS. The average remaining duration of the defined benefits obligation is 22.5 years (2019: 21.9 years).
Aegon the Netherlands also has a post-retirement medical plan that contributes to the health care coverage of employees and beneficiaries after retirement. For this plan, Aegon the Netherlands has the responsibility to administer the plan in accordance with its terms, and decides on questions related to eligibility and determines plan provisions and benefit amounts. In addition, Aegon the Netherlands has the obligation to interpret the provisions of the plans, and to comply with any statutory reporting and disclosure requirements. Finally, Aegon the Netherlands reviews the terms of the plans and makes changes to the plans if and when appropriate. The liabilities related to these other post-employment benefit plans are fully unfunded and amount to EUR 61 million at December 31, 2020 (2019: EUR 65 million). The weighted average duration of the other post-employment benefit plans is 11.1 years (2019: 12.4 years).
The principal actuarial assumptions that apply for the year-ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2020	2019
Demographic actuarial assumptions
Mortality	NL mortality table 1)	NL mortality table 1)

Financial actuarial assumptions
Discount rate	0.51%	0.94%
Salary increase rate 2)	Curve 2020	Curve 2019
Indexation 3)	55.6% of Curve 2020	59.2 % of Curve 2019

1	Based on prospective mortality table of the Dutch Actuarial Society with minor methodology adjustments.
2	Based on Dutch Consumer Price Index.
3	Based on Dutch Consumer Price Index.
The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions of the retirement benefit plan would have the following effects per year-end:

1	Aegon Nederland deducts employee contributions from the total pension expenses.

	Estimated approximate effects on the defined benefit obligation
	2020	2019
Demographic actuarial assumptions
10% increase in mortality rates	(110)	(100)
10% decrease in mortality rates	124	112

Financial actuarial assumptions
100 basis points increase in discount rate	(703)	(645)
100 basis points decrease in discount rate	977	893
100 basis points increase in salary increase rate	-	1
25 basis points increase in indexation	213	194
25 basis points decrease in indexation	(192)	(177)
The above sensitivity analysis is based on a change in one assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the defined benefit obligation recognized within the statement of financial position.
Aegon UK
Aegon UK operated a defined benefit pension scheme providing benefits for staff based on final pensionable salary and years of service. The scheme closed to new entrants a number of years ago and closed to future accrual on March 31, 2013. Aegon UK now offers a defined contribution pension scheme to all employees.
The pension scheme is administered separately from Aegon UK and is governed by Trustees, who are required to act in the best interests of the pension scheme members.
The pension scheme Trustees are required to carry out triennial valuations on the scheme’s funding position, with the latest valuation being as at March 31, 2019. As part of this triennial valuation process, a schedule of contributions is agreed between the Trustees and Aegon UK in accordance with UK pensions legislation and guidance issued by the Pensions Regulator in the UK. The schedule of contributions includes deficit reduction contributions to clear any scheme deficit. Under IAS 19, the defined benefit plan has a surplus of EUR 43 million at December 31, 2020 (2019: EUR 1 million surplus). During 2020, EUR 54 million (2019: EUR 83 million) of contributions were paid into the scheme.
The investment strategy for the scheme is determined by the trustees in consultation with Aegon UK. Currently 30% of assets are invested in growth assets (i.e. primarily equities) and 70% are income and liability driven investments where the investments are a portfolio of fixed interest and inflation-linked bonds and related derivatives, selected to broadly match the interest rate and inflation profile of liabilities.
Under the scheme rules, pensions in payment increase in line with the UK Retail Price Index, and deferred benefits increase in line with the UK Consumer Price Index. The pension scheme is therefore exposed to UK inflation changes as well as interest rate risks, investment returns and changes in the life expectancy of pensioners.
The scheme purchased
a buy-in
policy in the name of the Trustee to cover full scheme benefits for a group of pensioners in 2019. The liability (and matching asset) calculated on the year end assumptions has been included in the funded position as at 31 December 2020.
The weighted average duration of the defined benefit obligation is 22.0 years (2019: 21.6 years).

The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2020		2019
Demographic actuarial assumptions
Mortality	UK mortality table	1)	UK mortality table	2)

Financial actuarial assumptions
Discount rate	1.45%		2.08%
Price inflation	2.95%		3.08%
1	Club Vita tables based on analysis of Scheme membership CMI 2019 1.5%/1.25% p.a. (males/females)
2	Club Vita tables based on analysis of Scheme membership CMI 2019 1.5%/1.25% p.a. (males/females)
The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation
	2020	2019
Demographic actuarial assumptions
10% increase in mortality rates	(55)	(48)
10% decrease in mortality rates	63	54

Financial actuarial assumptions
100 basis points increase in discount rate	(330)	(306)
100 basis points decrease in discount rate	448	414
100 basis points increase in price inflation	172	130
100 basis points decrease in price inflation	(316)	(281)
The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the statement of financial position.

Target allocation of plan assets for retirement benefit plans for the next annual period is:
Equity instruments	29.5%
Debt instruments	70.5%
All other operating segments
Businesses included in all other operating segments mostly operate defined contribution plans. Please refer to note 14 Commissions and expenses for the employee expenses regarding these contribution plans.